5. Derivative Liability (Details 1) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Beggining at December 31, 2015				$ 356,554
Fair value of derivative upon issuance:
Fair value of derivative upon issuance of Convertible Note, Amount						$ 306,317
Fair value of derivative upon issuance of Convertible Note, Shares	[1]					3,586,915
Change in fair value at December 31, 2015		$ (409,994)	$ (2,324)	(1,164,807)	$ (2,324)	$ 50,237
Ending at December 31, 2015		$ 100,990		$ 100,990		356,554
September 2015 September Borrowing [Member]
Fair value of derivative upon issuance:
Fair value of derivative upon issuance of Convertible Note, Amount						$ 75,750
Fair value of derivative upon issuance of Convertible Note, Shares	[1]					633,690
September 2015 November Borrowing [Member]
Fair value of derivative upon issuance:
Fair value of derivative upon issuance of Convertible Note, Amount						$ 45,479
Fair value of derivative upon issuance of Convertible Note, Shares	[1]					422,460
December 2015 Conversion Feature [Member]
Fair value of derivative upon issuance:
Fair value of derivative upon issuance of Convertible Note, Amount						$ 43,713
Fair value of derivative upon issuance of Convertible Note, Shares	[1]					500,000
December 2015 Warrants [Member]
Fair value of derivative upon issuance:
Fair value of derivative upon issuance of Convertible Note, Amount						$ 141,475
Fair value of derivative upon issuance of Convertible Note, Shares	[1]					2,030,765

[1]	(1) Estimated number of shares issuable if the conversion feature or warrants were exercised as of December 31, 2015.